Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

NOTE 8 – LEASES

As of June 30, 2023, the Company has operating lease agreement for its office premises. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Operating lease

The Company had previously entered into commercial operating leases for the use of office premises in Singapore. The lease has varying terms, escalation clauses and run for a period of three years with an option to renew the lease after that term.

When measuring lease liabilities for leases that were classified as operating leases as of June 30, 2023, the Company discounted lease payments using its estimated borrowing rate of 5.25% per annum.

The Company recognized ROU assets and lease liabilities as follows:

June 30, 2024
$
Assets:
Leasehold premise	220,261
Addition	—
Amortization	(174,788)
Written-off	(44,991)
Effects of movements in exchange rates	(482)
Total right-of-use assets - Operating leases	—

Amortization expenses for the year ended June 30, 2024 was $174,788.

June 30, 2024
$
Liabilities:
Current:
Operating lease liabilities	—
Non-current
Operating lease liabilities	—
Total lease liabilities	—

There is no further minimum lease payments for the Company’s operating lease liabilities for the twelve-month period ended June 30, 2024.

June 30, 2024
$
Short-term lease expenses	1,418

The Company has elected not to recognize ROU assets and operating lease liabilities for short-term leases that have lease terms of 12 months or low value leases. Lease payments relating to these leases are expensed to statements of operations on a straight-line basis over the lease term.